Revenue Recognition - Schedule of Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Recognition [Line Items]
Total				$ 40,463	$ 40,463	$ 10,054,390
Total, Change in value			$ (40,463)		$ (10,013,927)
Total, Change in percentage	0.00%		(100.00%)		(100.00%)
Gross Sales [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ 58,857	10,898,942
Total, Change in value			$ (58,857)		$ (10,840,085)
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
Subsidy Revenue (ICMS Presumed Credit) [Member]
Schedule of Revenue Recognition [Line Items]
Total						914,913
Total, Change in value					$ (914,913)
Total, Change in percentage					(100.00%)
Sales Return [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ (4,601)	(368,791)
Total, Change in value			$ 4,601		$ 364,190
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
Conditional discounts [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ (2,209)
Total, Change in value			$ 2,209		$ (2,209)
Total, Change in percentage	0.00%		(100.00%)		100.00%
ICMS [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ (7,492)	(1,316,562)
Total, Change in value			$ 7,492		$ 1,309,070
Total, Change in percentage	0.00%		(100.00%)		(99.00%)
PIS [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ (1,408)	(12,927)
Total, Change in value			$ 1,408		$ 11,519
Total, Change in percentage	0.00%		(100.00%)		(89.00%)
COFINS [Member]
Schedule of Revenue Recognition [Line Items]
Total					$ (2,684)	(59,543)
Total, Change in value			$ 2,684		$ 56,859
Total, Change in percentage	0.00%		(100.00%)		(95.00%)
ICMS ST [Member]
Schedule of Revenue Recognition [Line Items]
Total						$ (1,642)
Total, Change in value					$ 1,642
Total, Change in percentage					(100.00%)